INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 25, 2012	Dec. 27, 2011
Operating Loss Carryforwards [Line Items]
Unrecognized Tax Benefits	$ 56,105,000	$ 52,713,000
Federal statutory rate	35.00%
Valuation allowance	(10,916,000)	(10,474,000)
Benefit to effective tax rate on all uncertain tax positions	44,000,000
Foreign
Operating Loss Carryforwards [Line Items]
Number of jurisdictions	2
Other long-term liabilities
Operating Loss Carryforwards [Line Items]
Unrecognized Tax Benefits	56,100,000	52,700,000
Income tax expense
Operating Loss Carryforwards [Line Items]
Interest expense and penalties net of tax	$ 4,100,000	$ 3,700,000	$ 3,400,000